                                                                 [LOGO]
                                                                 [HARTFORD LIFE]



July 7, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two - Nations Variable Annuity (Series II) File No. 333-69489

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 4 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on June 26, 2000.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-3991.

Sincerely yours,

/s/ Lynn Higgins

Lynn Higgins